Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Advertising — 7.1%
The Trade Desk, Inc., Class A*	119,039	$7,112,580
Biotechnology — 8.1%
Illumina, Inc.*	8,368	1,596,531
Royalty Pharma PLC, Class A	160,539	6,450,457
		8,046,988
Commercial Services — 5.5%
Adyen N.V.*	2,631	3,281,283
Block, Inc.*	40,645	2,235,069
		5,516,352
Diversified Financial Services — 0.9%
Coinbase Global, Inc., Class A*	14,454	932,138
Healthcare Products — 1.0%
Intuitive Surgical, Inc.*	5,142	963,816
Internet — 31.5%
Airbnb, Inc., Class A*	15,681	1,647,132
Amazon.com, Inc.*	46,800	5,288,400
Chewy, Inc., Class A*	99,423	3,054,275
DoorDash, Inc., Class A*	49,455	2,445,550
Farfetch Ltd., Class A*	101,642	757,233
IAC, Inc.*	8,963	496,371
Match Group, Inc.*	10,407	496,934
MercadoLibre, Inc.*	2,975	2,462,645
Okta, Inc.*	12,807	728,334
Pinterest, Inc., Class A*	74,193	1,728,697
Shopify, Inc., Class A*	143,870	3,875,858
Spotify Technology S.A.*	17,097	1,475,471
Uber Technologies, Inc.*	263,522	6,983,333
		31,440,233
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc.*	13,041	1,509,496
Retail — 1.6%
Floor & Decor Holdings, Inc., Class A*	22,084	1,551,622
Semiconductors — 4.9%
ASML Holding N.V.	11,874	4,931,866
Software — 35.1%
Cloudflare, Inc., Class A*	108,912	6,023,923
Coupa Software, Inc.*	16,299	958,381
Datadog, Inc., Class A*	56,031	4,974,432
ROBLOX Corp., Class A*	133,060	4,768,870
Snowflake, Inc., Class A*	46,202	7,852,492
Twilio, Inc., Class A*	8,898	615,208
Veeva Systems, Inc., Class A*	16,104	2,655,228
Zoom Video Communications, Inc., Class A*	21,355	1,571,514
ZoomInfo Technologies, Inc.*	134,145	5,588,481
		35,008,529
TOTAL COMMON STOCKS (Cost $152,750,817)		97,013,620

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 4.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $4,191,654)	4,191,654	$4,191,654
TOTAL INVESTMENTS — 101.4% (Cost $156,942,471)		$101,205,274
Other Assets & Liabilities — (1.4)%		(1,418,213)
TOTAL NET ASSETS — 100.0%		$99,787,061

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2022††
United States	83%
Netherlands	8
Canada	4
Uruguay	3
Sweden	1
United Kingdom	1
Total	100%
††	% of total investments as of September 30, 2022.

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